Pensions - Net Periodic Benefit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of net periodic benefit cost:
Service cost	$ 0	$ (27)	$ (33)
Interest cost	(1,561)	(1,481)	(1,622)
Expected return on plan assets	370	426	427
Recognized actuarial loss	(2,361)	(1,331)	(307)
Net periodic benefit cost	$ (3,552)	$ (2,413)	$ (1,535)